Capital Management (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Regulatory Capital Measure and Risk-Weighted Assets

Regulatory Capital Measures and Risk-Weighted Assets

(Canadian $ in millions, except as noted)	2018	2017
Common Equity Tier 1 Capital	32,721	30,633
Tier 1 Capital	37,220	35,108
Total Capital	44,116	40,596
Common Equity Tier 1 Capital Risk-Weighted Assets	289,237	269,466
Tier 1 Capital Risk-Weighted Assets	289,420	269,466
Total Capital Risk-Weighted Assets	289,604	269,466
Common Equity Tier 1 Capital Ratio	11.3%	11.4%
Tier 1 Capital Ratio	12.9%	13.0%
Total Capital Ratio	15.2%	15.1%
Leverage Ratio	4.2%	4.4%

All 2018 and 2017 balances above are on an “all-in” basis.